UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC
              -----------------------------------
Address:      1177 Avenue of Americas
              -----------------------------------
              40th Floor
              -----------------------------------
              New York, NY 10036
              -----------------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth F. Clifford
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 823-1900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Kenneth F. Clifford         New York, New York        November 13, 2006
---------------------------    ------------------------   ----------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 -----------------
Form 13F Information Table Entry Total:          5
                                                 -----------------
Form 13F Information Table Value Total:          713,669
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number      Name
    01       28-  06238                MSCP III, LLC
    -------       -------------------  -----------------------------------------
    02       28-  11922                Morgan Stanley Capital Partners III, Inc.
    -------       -------------------  -----------------------------------------
    03       28-  11353                MSDW Capital Partners IV, LLC
    -------       -------------------  -----------------------------------------
    04       28-  11355                MSDW Capital Partners IV, Inc.
    -------       -------------------  -----------------------------------------

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1      COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
                 TITLE OF                 VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER    CLASS      CUSIP      (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED       NONE
--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

AVENTINE        COMMON      05356X403     228,386  10,677,248   SH           DEFINED          03, 04          10,677,248
RENEWABLE
ENERGY
--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

CATALYTICA      COMMON      148884109      3,666    3,302,495   SH           DEFINED          01, 02          3,302,495
ENERGY SYSTEMS
--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

CBEYOND         COMMON      149847105      17,063    621,617    SH           DEFINED          03, 04           621,617
COMMUNICATIONS
INC
--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

ENERSYS         COMMON      29275Y102     401,017  25,001,078   SH           DEFINED          03, 04          25,001,078
HOLDINGS INC
--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

UNION DRILLING  COMMON      90653P105      63,537   5,776,085   SH           DEFINED          01, 02          5,776,085
INC
--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------

--------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ------ ------------- ------